SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Subsidiary preferred equity units	$ 1,597	$ 1,574
Limited-life funds and redeemable fund units	1,559	1,439
Subsidiary preferred shares and capital	505	552
Total	$ 3,661	$ 3,565